Segment Information - Summary of Geographic Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of geographical areas [line items]
Non-current assets	¥ 6,372,427	$ 916,645	¥ 6,459,953
People's Republic of China [member]
Disclosure of geographical areas [line items]
Non-current assets	6,281,907	903,624	6,370,404
Other countries [member]
Disclosure of geographical areas [line items]
Non-current assets	¥ 90,520	$ 13,021	¥ 89,549